Other Obligations - Summary of Other Obligations (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2000
Disclosure of finance lease and operating lease by lessee [Line Items]
Cash housing subsidies	¥ 2,496		¥ 2,496	¥ 4,142
Minimum lease payments under finance lease			249
Less: Future finance charges			(9)
Present value of minimum obligations			240
Representing obligations under finance lease,current liabilities	0		234
Representing obligations under finance lease, non-current liabilities			6
Lease liabilities	32,325	¥ 36,720	240
Other Obligations [member] | IFRS 16 [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities		¥ 240
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under finance lease			243
Lease liabilities	11,085
Between 1 and 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under finance lease			2
Lease liabilities	¥ 10,183
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under finance lease			¥ 4